Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and Other Payables [Abstract]
Schedule of Trade and Other Payables
	As at December 31,
	2025	2024
Trade payables	4,427,737	416,987
Employee benefits payable	28,800	22,723
Accrued directors’ emoluments	840,000	-
Accrual and other payables	1,279,680	2,172,481
	6,576,217	2,612,191

Schedule of Aging Analysis of Trade Payables

Trade payables comprise amounts outstanding for trade purchase. The aging analysis of trade payables is as follows:

	As at December 31,
	2025	2024
Past due for less than 4 months	4,427,737	416,987
	4,427,737	416,987